WARRANTS	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Warrants
WARRANTS

NOTE 12 – WARRANTS

A summary of warrant activity for the nine months ended July 31, 2022 and 2021 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2021	9,500,000	$0.03	6.90	$289,500
Granted	40,000,000	$0.03	10.0	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding and exercisable at July 31, 2022	49,500,000	$0.03	9.25	$15,000

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding and exercisable at July 31, 2021	9,500,000	$0.03	7.15	$685,650

On July 21, 2022, the Company issued Mr. Sinnreich a cashless warrant to purchase an aggregate of 40,000,000 shares of common stock in connection with the Mr. Sinnreich’s employment agreement. The warrant is exercisable for $0.034 per share (the closing price of the Company’s common stock on the date of grant), until the tenth anniversary date of the date of issuance. The Company valued the warrants on the dates of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.91%, (2) term of 10 years, (3) expected stock volatility of 144%, and (4) expected dividend rate of 0%. All of the warrants vested immediately. The grant date fair value of the warrants issued was $1,332,000. The Company recorded $1,332,000 of stock-based compensation expense for the three months and nine months ended July 31, 2022 based on the fair value of these warrants on the grant date (see Note 12).

At Closing, the Company also entered into 36-month consulting agreements with each of Skycrest and Greyt (each, a “Consulting Agreement,” and collectively, the “Consulting Agreements”), pursuant to which (a) Skycrest and Greyt will provide certain advisory services to the Company as more fully set forth therein; and (b) Skycrest and Greyt are being compensated for their services by the Company issuing to each of them at closing ten (10) year-warrants to purchase 150,000,000 Shares at an exercise price of $0.02 per Share (the “Consulting Agreement Warrants”), which Warrants are exercisable on a “cashless” basis. All of the warrants vested immediately. The Company will value the warrants on the dates of the grant using the Black-Scholes option pricing model (see Note 4).

At Closing, Ian Bothwell waived all unpaid and accrued compensation except for four unpaid base salary payments outstanding as of July 31, 2022, in exchange for ten-year warrants to purchase 30,000,000 Shares at an exercise price of $0.02 per Share, exercisable on a “cashless basis” and a cash payment of $50,000 at Closing. All of the warrants vested immediately (see Note 12).

At Closing, Dr. George Shapiro terminated his consulting arrangement with the Company and waived all unpaid consulting fee obligations in exchange for ten-year warrants to purchase 3,150,000 Shares at an exercise price of $0.02 per Share, exercisable on a “cashless basis.” All of the warrants vested immediately (see Note 12).

During August 2022, the Company entered into five separate consulting and employment agreements providing for the issuance of ten-year warrants to purchase an aggregate of 41,150,000 Shares at exercise prices ranging from $0.024 to $0.03 per Share, exercisable on a “cashless basis”. The warrants vest over the term of the agreements that range for 6 months to 2 years. The Company will value the warrants on the dates of the grant using the Black-Scholes option pricing model and will amortize the stock-based compensation expense over the term of the respective agreements based on the fair value of these warrants on the grant date.

NOTE 11 – WARRANTS

A summary of warrant activity for the years ended October 31, 2021 and 2020 are presented below:

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding and exercisable at October 31, 2021	9,500,000	$0.03	6.90	$289,500

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2019	4,529,371	$0.20	0.30	$-
Granted	9,500,000	$0.03	8.53	$-
Exercised	-	$-		$-
Expired/Forfeited	(4,529,371)	$0.20	-	$-
Outstanding and exercisable at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000

On February 26, 2020, the Company issued the CFO a cashless warrant to purchase an aggregate of 7,500,000 shares of common stock in connection with the CFO’s employment agreement. The warrant is exercisable for $0.028 per share (the closing price of the Company’s common stock on the date of grant), until the tenth anniversary date of the date of issuance. The Company valued the warrants on the dates of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.14%, (2) term of 10 years, (3) expected stock volatility of 87%, and (4) expected dividend rate of 0%. All of the warrants vested immediately. The grant date fair value of the warrants issued was $176,250. The Company recorded $176,250 of stock-based compensation expense during the year ended October 31, 2020 based on the fair value of these warrants on the grant date.

On May 15, 2020 (“Effective Date”), the Company granted the Advisor warrants to purchase 6,000,000 shares of common stock of the Company at a purchase price of $0.04 per share (“Warrants”) and exercisable for three years from the Effective Date. Warrants to purchase 2,000,000 shares shall be vested upon the Effective Date of the agreement and 2,000,000 and 2,000,000 of the remaining Warrants shall vest on the eighteenth month and thirtieth month anniversary of the Effective Date of the agreement, respectively, provided however that the agreement is renewed and in full effect during the applicable vesting period(s) for the respective portion of the grant. Notwithstanding the above, any unvested Warrants prescribed above will immediately become vested if (a) the Company concludes a transaction involving any of the entities introduced by Advisor based on a transaction value greater than $5,000,000 or (b) the Company completes any transaction that results in a change in control or any financing transaction with an aggregate value of at least $25,000,000. The Company valued the warrants on the dates of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 0.31%, (2) term of 3 years, (3) expected stock volatility of 90%, and (4) expected dividend rate of 0%. The grant date fair value of the warrants issued was $121,200. The Company will record $40,400 of stock-based compensation expense during the period that the Grant shares vest based on the fair value of these warrants on the grant date. During October 2020, the Company terminated the agreement with the Advisor as provided for under the advisor agreement (see Note 12).

All stock compensation expense is classified under general and administrative expenses in the consolidated statements of operations